UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Children's Investment Fund Management (UK) LLP
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Address:   7 Clifford Street
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           London W1S 2FT
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           United Kingdom
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Form 13F File Number:      028-11900
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angus Milne
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Title:     Head of Compliance
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Phone:     +44 20 7440 2330
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Signature, Place, and Date of Signing:

         /s/ Angus Milne          London, United Kingdom   February 14, 2012
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              10
                                               -------------

Form 13F Information Table Value Total:          $1,944,786
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                      VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
DISNEY WALT CO              COM DISNEY     254687106  629,876 16,796,692 SH       SOLE                16,796,692
NEWS CORP                   CL A           65248E104  919,770 51,556,633 SH       SOLE                51,556,633
ORACLE CORP                 COM            68389X105   42,081  1,640,600 SH       SOLE                 1,640,600
ROYAL BK SCOTLAND GROUP PLC SPON ADR SER H 780097879      505     30,914 SH       SOLE                    30,914
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF S  780097739    6,703    580,852 SH       SOLE                   580,852
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS Q 780097754    2,386    197,200 SH       SOLE                   197,200
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF T  780097713    6,286    492,283 SH       SOLE                   492,283
UNION PAC CORP              COM            907818108   98,110    926,087 SH       SOLE                   926,087
VIACOM INC NEW              CL B           92553P201  194,476  4,282,680 SH       SOLE                 4,282,680
WELLPOINT INC               COM            94973V107   44,591    673,071 SH       SOLE                   673,071
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